Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Income from operations	$ 209,208	$ 229,857	$ 428,769	$ 515,354
Amortization of intangible assets	(59,100)	(116,500)	(118,000)	(233,000)	$ (350,300)
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	268,265	346,346	546,772	748,341
Amortization of intangible assets	(59,057)	(116,489)	(118,003)	(232,987)
Ireland
Segment Reporting Information [Line Items]
Income from operations	181,837	223,466	339,155	475,282
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	6,895	39,925	43,369	93,734
U.S.
Segment Reporting Information [Line Items]
Income from operations	69,355	63,720	136,860	141,688
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 10,178	$ 19,235	$ 27,388	$ 37,637